Segment information	3 Months Ended
Nov. 30, 2024
Segment information
Segment information

20. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended November 30, 2024
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	120,392		22,019	—	142,411
Revenue from other segments	10,000		—	(10,000)	—
Segment revenues	130,392		22,019	(10,000)	142,411
Segment gross profit (loss)	(37,311)		(9,929)	(3,200)	(50,440)

Segment profit (loss) before tax	(1,610,743)	[1]	48,539	(10,026)	(1,572,230)
Research and development	252,993		1,017	—	254,010
Office salaries and benefits	601,786		(111,841)	—	489,945

	Three months ended November 30, 2023
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	118,590		867,802	—	986,392
Revenue from other segments	18,894		6,908	(25,802)	—
Segment revenues	137,484		874,710	(25,802)	986,392
Segment gross profit (loss)	(28,743)		184,254	280,017	435,528

Segment profit (loss) before tax	1,126,640	[2]	(165,505)	7,135	968,270
Research and development	984,506		—	—	984,506
Office salaries and benefits	680,994		179,460	—	860,454

	As at November 30, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	21,595,409	1,753,763	(10,092,051)	13,257,121
Cash	833,179	130,401	—	963,580
Additions to property and equipment and intangibles	1,806	10,000	(3,200)	8,606
Segment liabilities	4,061,238	1,005,747	(941,374)	4,125,611
1.For the three-month period ended November 30, 2024, the segment loss for this segment includes a gain on derivative liabilities of $1,673,420 [see note 18].
2.For the three-month period ended November 30, 2023, the segment profit for this segment includes a gain on derivative liabilities of $5,411,168 [see note 18].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.